Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases

(9)  Leases

Details of leases in the consolidated balance sheet at 31 December 2020 and 2019 are as follows:

Right-of-use assets	Thousands of Euros
	31/12/2020	31/12/2019
Land and Buildings	665,002	685,405
Machinery	3,671	4,469
Computer equipment	3,588	4,324
Vehicles	6,435	9,660
	678,696	703,858

Lease liabilities	Thousands of Euros
	31/12/2020	31/12/2019

Non-current	690,857	696,285
Current	42,642	44,405
	733,499	740,690

Details by maturity are as follows:

Maturity:	Thousands of Euros
	31/12/2020	31/12/2019
Up to one year	42,642	44,464
Two years	40,961	41,444
Between 3 and 5 years	158,032	155,300
More than 5 years	491,864	499,482
	733,499	740,690

At 31 December 2020, the Group has recognized an amount of Euros 75,077 thousand related to additions of right-of- use assets (Euros 747,843 thousand at 31 December 2019, of which Euros 664,948 thousand corresponded to the initial additions). Movements at 31 December 2020 and 2019 are included in Appendix IV, which forms an integral part of these notes to the consolidated financial statements.

At 31 December 2020 and 2019, the amounts recognized in the consolidated statement of profit and loss related to lease agreements are:

Right-of-use depreciation	Thousands of Euros
	31/12/2020	31/12/2019
Buildings	52,774	49,786
Machinery	1,588	1,768
Computer equipment	3,012	2,204
Vehicles	5,206	4,613
	62,580	58,371

	Thousands of Euros
	31/12/2020	31/12/2019
Finance lease expenses (note 27)	35,205	34,558
	35,205	34,558

	Thousands of Euros
	31/12/2020	31/12/2019
Expenses related to short-term agreements	3,569	7,397
Expenses related to low-value agreements	11,254	12,850
Other operating lease expenses	13,353	12,988
	28,176	33,235

At 31 December 2020, the Group has paid a total of Euros 79,037 thousand related to lease contracts (Euros 73,785 thousand at 31 December 2019).

The total amount recognized in the balance sheet corresponds to lease contracts in which the Group is the lessee.